Prepaid and other current assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Peak Bio, Inc. [Member]
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consist of the following:

	September 30,	December 31,
	2024	2023
Prepaid directors and officers insurance current policies	$125,394	$1,222,734
Prepaid directors and officers insurance run-off policies	539,341	638,404
Other prepaid expenses	10,429	56,128
Other receivables	—	75,192
Prepaid and other current assets	$675,164	$1,992,458

Prepaid and other current assets consist of the following:

	December 31,
	2023	2022
Prepaid expenses	$1,917,266	$2,317,925
Other receivables	75,192	244,976
Prepaid and other current assets	$1,992,458	$2,562,901